Current Assets - Other (Tables)	12 Months Ended
Jun. 30, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Current Assets - Other
	2019	2018	2017
	A$’000	A$’000	A$’000
Prepayments	535	425	281
	535	425	281